Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting (Tables)	12 Months Ended
Dec. 31, 2012
Represents the adjustment of assets and liabilities to fair value

Fresh-start accounting results in a new basis of accounting and reflects the allocation of the Company’s fair value to its underlying assets and liabilities. Significant adjustments are summarized below:

Elimination of Predecessor’s goodwill	$(87,728)
Successor’s goodwill	136,666
Elimination of Predecessor’s intangible assets	(10,294)
Successor’s intangible asset adjustment (a)	155,005
Defined benefit plans adjustment (b)	(30,680)
Inventory adjustment (c)	8,136
Property, plant and equipment adjustment (d)	40,665
Investments in non-consolidated affiliates adjustment (e)	9,021
Noncontrolling interest adjustments (e)	(2,182)
Elimination of Predecessor’s accumulated other comprehensive loss and other adjustments	(78,678)

Pretax income on fresh-start accounting adjustments	139,931
Tax related to fresh-start accounting adjustments (f)	(24,580)

Net gain on fresh-start accounting adjustments	$115,351

Reorganization items and fresh-start accounting adjustments, net for the Predecessor period

A summary of reorganization items and fresh-start accounting adjustments, net for the Predecessor period, is shown below:

Pretax reorganization items:
Professional and other fees	$48,701
Gain on prepetition settlement	(49,980)
Gain on settlement of liabilities subject to compromise	(162,243)

(163,522)

Pretax fresh-start accounting adjustments	(139,931)

Reorganization items and fresh-start accounting adjustments, net	$(303,453)